Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios
The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2017
Total Capital (to Risk-Weighted Assets)
Consolidated	$49,590	13.2%	$30,149	8.0%	N/A	N/A
Unified	44,637	11.9	30,026	8.0	$37,532	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$43,468	11.5%	$16,959	4.5%	N/A	N/A
Unified	42,515	11.3	16,889	4.5	$24,396	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$47,468	12.6%	$22,612	6.0%	N/A	N/A
Unified	42,515	11.3	22,519	6.0	$30,026	8.0%

Tier I Capital (to Average Assets)
Consolidated	$47,468	10.6%	$17,904	4.0%	N/A	N/A
Unified	42,515	9.4	18,017	4.0	$22,521	5.0%

As of December 31, 2016
Total Capital (to Risk-Weighted Assets)
Consolidated	$48,429	13.6%	$28,516	8.0%	N/A	N/A
Unified	41,801	11.8	28,382	8.0	$35,478	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$42,088	11.8%	$16,040	4.5%	N/A	N/A
Unified	39,460	11.1	15,965	4.5	$23,061	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$46,088	12.9%	$21,387	6.0%	N/A	N/A
Unified	39,460	11.1	21,287	6.0	$28,382	8.0%

Tier I Capital (to Average Assets)
Consolidated	$46,088	11.0%	$16,729	4.0%	N/A	N/A
Unified	39,460	9.3	17,048	4.0	$21,310	5.0%